Citi

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

March 3, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Access One Trust
File Nos. 333-119022, 811-21634
Rule 497(j) Filing

Dear Ladies and Gentlemen:

    As Administrator on behalf of Access One Trust, pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed by Access One Trust pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 16 to the Registration Statement of Access One Trust on Form N-1A, which was filed electronically with the Securities and Exchange Commission on Thursday, February 28, 2008.

    Questions related to this filing should be directed to my attention at (617) 824-1312 or, in my absence, to Barry Pershkow, ProFund Advisors LLC at (240) 497-6495.

Sincerely,

/s/ Patrick J. Keniston

Patrick J. Keniston

Vice President

cc:	Barry Pershkow
John Loder, Esq